Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

24.Related Party Transactions

In November, 2014, one of the Company’s subsidiaries, Lede Inc., issued 5,673,796 preferred shares to certain investors, including LNT Holdings, Shining Globe and two Directors of the Company, for US$3.74 per share in exchange of a total consideration of US$21.2 million. LNT Holdings is a private trust company incorporated under the laws of the British Virgin Islands, controlled by a group of employees of the Group (other than the employees of Lede). Shining Globe is a private company incorporated under the laws of the British Virgin Islands, controlled by William Lei Ding, the Company’s Chief Executive Officer and a director of the Company.

In November 2015, Lede Inc. repurchased all the preferred shares from LNT Holdings, Shining Globe and the two Directors of the Company at the price of US$3.74 per shares for a total consideration of US$21.2 million (RMB134.7 million).

Other than the above issuance and repurchase of preferred shares, the Group had no material transactions with related parties for the year ended December 31, 2014, 2015 and 2016, and no material related parties’ balances as of December 31, 2016.